UNAUDITED INTERIM CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' (DEFICIT)/EQUITY ¥ in Thousands, $ in Thousands	Common Stock CNY (¥) shares	Common Stock USD ($) shares	Additional paid-in capital CNY (¥)	Additional paid-in capital USD ($)	Accumulated deficit CNY (¥)	Accumulated deficit USD ($)	Accumulated other comprehensive loss CNY (¥)	Accumulated other comprehensive loss USD ($)	Quhuo Limited shareholders' (deficit)/equity CNY (¥)	Quhuo Limited shareholders' (deficit)/equity USD ($)	Non-controlling interests CNY (¥)	Non-controlling interests USD ($)	CNY (¥)	USD ($)
Beginning balance at Dec. 31, 2021	¥ 37		¥ 1,855,897		¥ (1,366,734)		¥ (18,259)		¥ 470,941		¥ 12,494		¥ 483,435
Beginning balance, shares at Dec. 31, 2021 | shares	46,674,275	46,674,275
Net loss					(13,130)				(13,130)		(3,284)		(16,414)
Other comprehensive loss							13,605		13,605				13,605
Acquisition of non-controlling interests	¥ 6		10,999						11,005		(12,795)		(1,790)
Acquisition of non-controlling interests, shares | shares	9,000,000	9,000,000
Exercise of employee share options			165						165				165
Exercise of employee share options, shares | shares	495,042	495,042
Cancellation of exercised options			(1,186)						(1,186)				(1,186)
Cancellation of exercised options, shares | shares	(1,233,027)	(1,233,027)
Share-based compensation			19,762						19,762				19,762
Ending balance at Dec. 31, 2022	¥ 43		1,885,637		(1,379,864)		(4,654)		501,162		(3,585)		497,577
Ending balance, shares at Dec. 31, 2022 | shares	54,936,290	54,936,290
Net loss					(9,648)				(9,648)		3,958		(5,690)	$ (785)
Other comprehensive loss							3,555		3,555				3,555
Share-based compensation			3,853						3,853				3,853
Ending balance at Jun. 30, 2023	¥ 43	$ 6	¥ 1,889,490	$ 260,573	¥ (1,389,512)	$ (191,622)	¥ (1,099)	$ (152)	¥ 498,922	$ 68,805	¥ 373	$ 51	¥ 499,295	$ 68,856
Ending balance, shares at Jun. 30, 2023 | shares	54,936,290	54,936,290